UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland  20832

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

         450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 4/30/12

Item 1.  Schedule of Investments.

	Arrow DWA Balanced Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.6%
	COMMODITY FUND - 8.4%
502,804	PowerShares DB Gold Fund * +	$ 29,006,763

	DEBT FUNDS - 25.8%
429,847	iShares Barclays 7-10 Year Treasury Bond Fund	45,430,530
538,884	Vanguard Short-Term Bond ETF	43,751,992
		89,182,522
	EQUITY FUNDS - 53.2%
296,650	iShares Cohen & Steers Realty Majors Index Fund	23,358,221
260,600	iShares Dow Jones US Consumer Goods Sector Index Fund	19,273,976
238,670	iShares Dow Jones US Consumer Services Sector Index Fund +	19,578,100
241,500	iShares Dow Jones US Technology Sector Index Fund	18,286,380
732,500	Vanguard Growth ETF	51,831,700
745,700	Vanguard Mid-Cap Growth ETF	51,125,192
		183,453,569
	FOREIGN INDEX FUNDS - 12.2%
583,999	iShares MSCI Malaysia Index Fund	8,473,825
132,800	iShares MSCI Mexico Investable Market Index Fund	8,209,696
148,850	iShares MSCI South Korea Index Fund	8,817,874
340,550	iShares MSCI Switzerland Index Fund	8,452,451
465,100	iShares MSCI United Kingdom Index Fund	8,162,505
		42,116,351

	TOTAL EXCHANGE TRADED FUNDS (Cost - $298,452,997)	343,759,205

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
2,047,448	Fidelity Institutional Money Market Funds - Money Market Portfolio	2,047,448
	to yield 0.20%** (Cost $2,047,448)

	TOTAL INVESTMENTS - 100.2% (Cost - $300,500,445) (a)	$ 345,806,653
	OTHER ASSETS & LIABILITIES - (0.2)%	(641,404)
	TOTAL NET ASSETS - 100.0%	$ 345,165,249

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 45,657,048
	Unrealized Depreciation:	(350,840)
	Net Unrealized Appreciation:	$ 45,306,208

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 343,759,205	$ -	$ -	$ 343,759,205
Short-Term Investments	2,047,448	-	-	2,047,448
Total	$ 345,806,653	$ -	$ -	$ 345,806,653

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 100.1%
	EQUITY FUNDS - 100.1%
489,400	Consumer Discretionary Select Sector SPDR Fund	$ 22,321,534
559,300	Health Care Select Sector SPDR Fund	20,979,343
268,500	iShares Cohen & Steers Realty Majors Index Fund	21,141,690
369,700	iShares Dow Jones Select Dividend Index Fund	20,958,293
295,100	SPDR Dow Jones REIT ETF	21,536,398
700,100	Technology Select Sector SPDR Fund	20,862,980
263,950	Vanguard Growth ETF	18,677,102
239,200	Vanguard Small-Cap Growth ETF	20,595,120
267,400	Vanguard Small-Cap Value ETF	18,632,432
391,000	WisdomTree Total Dividend Fund	20,734,730
	TOTAL EXCHANGE TRADED	206,439,622
	FUNDS AND NOTES (Cost $197,237,305)

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
1,127,296	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.20%* + (Cost $1,127,296)	1,127,296

	TOTAL INVESTMENTS - 100.7% (Cost $198,364,601) (a)	$ 207,566,918
	OTHER ASSETS & LIABILITIES - (0.7)%	(1,424,886)
	TOTAL NET ASSETS - 100.0%	$ 206,142,032

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 9,234,325
	Unrealized Depreciation:	(32,008)
	Net Unrealized Appreciation:	$ 9,202,317

*Money market fund; interest rate reflects seven-day effective yield on April 30, 2012.
+All or a portion of this investment is a holding of the ADWAT Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 206,439,622	$ -	$ -	$ 206,439,622
Short-Term Investment	1,127,296	-	-	1,127,296
Total	$ 207,566,918	$ -	$ -	$ 207,566,918

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	April 30, 2012	April 30, 2012
ADT-CFC	12/12/11	$430,574	0.21%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 4.6%^
	AEROSPACE & DEFENSE - 0.4%
800	Goodrich Corp.	$ 100,368

	ELECTRICAL COMPONENT & EQUIPMENT - 0.3%
12,100	Fushi Copperweld, Inc. *	82,522

	ELECTRONICS - 0.5%
1,600	Thomas & Betts Corp. *	115,056

	HOUSEHOLD PRODUCTS/HOUSEWARES - 0.7%
1,200	Clorox Co.	84,120
6,200	Prestige Brands Holdings, Inc.	105,338
		189,458
	INSURANCE - 0.4%
1,700	Harleysville Group, Inc.	101,898

	IRON/STEEL - 0.5%
8,800	Commercial Metals Co.	130,064

	PHARMACEUTICALS - 0.4%
7,600	PharMerica Corp. *	90,212

	PIPELINES - 0.5%
4,000	El Paso Corp.	118,680

	RETAIL - 0.5%
2,000	Family Dollar Stores, Inc.	135,100

	TELECOMMUNICATIONS - 0.4%
2,800	Motorola Mobility Holdings, Inc. *	108,696

	TOTAL COMMON STOCK (Cost $1,167,732)	1,172,054

	EXCHANGE TRADED FUNDS - 14.7%^
	DEBT EXCHANGE TRADED FUNDS - 14.6%^
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	811,680
550	iShares iBoxx Investment Grade Corporate Bond Fund	64,064
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	538,440
3,500	iShares S&P National Municipal Bond Fund	385,385
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	473,618
6,402	PowerShares Fundamental High Yield Corporate Bond Portfolio	120,038
5,000	SPDR Barclays Capital High Yield Bond ETF	$ 198,650
18,700	SPDR DB International Government Inflation-Protected Bond ETF	1,135,090
		3,726,965
	EQUITY EXCHANGE TRADED FUNDS - 0.1%^
1,300	Guggenheim Frontier Markets ETF	27,417

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,153,603)	3,754,382

Principal
	CORPORATE BONDS AND NOTES - 1.9%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	167,849
50,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	64,520
205,000	Wyeth, 6.000% due 2/15/2036	261,461
	TOTAL CORPORATE BONDS AND NOTES	493,830
	(Cost $397,800)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.7%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	858,475
123,000	Federal Home Loan Mortgage Corp., 5.000% due 11/13/2014	136,863
72,436	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	79,487
9,026	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	9,878
31,947	Federal National Mortgage Association, Pool 950647, 5.500% 8/1/2022	35,230
571,127	Federal National Mortgage Association, Pool 257157, 4.000% due 3/1/2023	607,924
556,203	Federal National Mortgage Association, Pool 745418, 5.500% due 4/1/2036	611,878
1,718,163	Freddie Mac Gold Pool A86274, 4.500% due 5/1/2039	1,867,352
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,261,190
2,000,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	4,392,527
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $8,364,505)	9,860,804

Shares
	SHORT-TERM INVESTMENT - 32.1%
	MONEY MARKET FUND - 32.1%
8,187,095	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.20% ** ++ (Cost $8,187,095)	8,187,095

	TOTAL INVESTMENTS - 89.9% (Cost $21,270,735) (a)	$ 23,468,165
	OTHER ASSETS & LIABILITIES - 10.1%	2,043,470
	TOTAL NET ASSETS - 100.0%	$ 25,511,635

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 2,261,127
	Unrealized Depreciation	(63,697)
	Net Unrealized Appreciation	$ 2,197,430
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2012.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Northern Lights SPC

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
1	Australian Dollar	Jun-12	$ 103,680	$ (2,525)
2	British Pound	Jun-12	202,863	(3)
1	Canadian Dollar	Jun-12	101,170	-
8	Corn ++	Jul-12	253,700	(37)
7	Crude Oil ++	Aug-12	738,850	30
2	Gasoline RBOB ++	Jul-12	259,073	(50)
2	Heating Oil ++	Jul-12	267,632	(55)
6	Soybean ++	Jul-12	451,650	415
4	US 10 Year Note ++	Sep-12	524,564	391
3	US Long Bond ++	Sep-12	426,375	484
5	Wheat ++	Jul-12	163,625	6,817

	Net Unrealized Gain from Open Long Futures Contracts			$ 5,467

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(3)	Cocoa ++	Jul-12	$ 66,570	$ 879
(1)	Coffee ++	Jul-12	67,331	15,150
(4)	Copper ++	Jul-12	382,950	(22)
(2)	Cotton ++	Jul-12	89,400	6,835
(5)	Euro FX	Jun-12	827,500	(51)
(2)	Gold ++	Oct-12	333,720	(70)
(5)	Japanese Yen	Jun-12	783,500	(6,750)
(3)	Lean Hogs ++	Aug-12	105,120	(100)
(3)	Live Cattle ++	Aug-12	139,440	50
(15)	Natural Gas ++	Aug-12	369,300	50
(1)	Silver ++	Jul-12	155,080	7,645
(5)	Swiss Franc	Jun-12	689,188	(10)
(17)	US 10 Year Note	Jun-12	2,248,777	(23,109)
(13)	US Long Bond	Jun-12	1,857,375	(17,063)
(3)	World Sugar # 11 ++	Jul-12	70,963	(79)

	Net Unrealized Loss from Open Short Futures Contracts			$ (16,645)

	Net Unrealized Loss from Open Futures Contracts			$ (11,178)

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS

Proprietary Industry Relative Index April 2012,  Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

(Notional Amount $4,955,944)	$ (50,180)

Proprietary Mean Reversion Index April 2012, Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

(Notional Amount $3,598,525)	(126,275)

Proprietary Value Index April 2012, Long Custom Equity Index Swap -Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

(Notional Amount $4,295,518)	(126,390)

Unrealized Loss from Long Index Swap Contracts	$ (302,845)

SHORT INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index April 2012, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 65 bps vs. appreciation of index plus dividends

(Notional Amount $3,151,031)	$ 56,108

Proprietary Mean Reversion Index April 2012, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

(Notional Amount $2,399,054)	16,598

Proprietary Value Index April 2012, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

(Notional Amount $2,504,625)	328

Unrealized Gain from Short Index Swap Contracts	$ 73,034

Total Net Unrealized Loss from Index Swap Contracts	$ (229,811)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2012 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at 04/30/2012
Commodity contracts	$ 37,458
Equity contracts	(229,811)
Foreign exchange contracts	(9,339)
Interest rate contracts	(39,297)
Total	$ (240,989)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,172,054	$ -	$ -	$ 1,172,054
Exchange Traded Funds	3,754,382	-	-	3,754,382
U.S. Government and Agency Obligations	-	9,860,804	-	9,860,804
Corporate Bonds and Notes	-	493,830	-	493,830
Variation Margin-Open Futures Contracts	-	5,467	-	5,467
Short-Term Investments	8,187,095	-	-	8,187,095
Total	$ 13,113,531	$ 10,360,101	$ -	$ 23,473,632
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ -	16,645	$ -	$ 16,645
Open Swap Contracts	-	229,811	-	229,811
Total	$ -	$ 246,456	$ -	$ 246,456

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2012	% of Fund Net Assets at April 30, 2012
AAS-CFC	11/6/09	$3,481,717	13.65%

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Principal		Value
	STRUCTURED NOTE - 0.7%
$ 1,000	Structured Note - TVICER, 0.00% due 7/30/2012 *
	(Cost $1,000,000)	$ 876,513

	SHORT-TERM INVESTMENTS - 98.3% ^
	U.S. TREASURIES - 76.6%***
10,000,000	United States Treasury Bills due 5/3/2012, 0.168%	9,999,908
10,000,000	United States Treasury Bills due 5/3/2012, 0.053%	9,999,972
10,000,000	United States Treasury Bills due 5/31/2012, 0.013%	9,999,875
5,000,000	United States Treasury Bills due 5/31/2012 0.0680%	4,999,729
3,000,000	United States Treasury Bills due 6/28/2012 0.078% ++	2,999,613
10,000,000	United States Treasury Bills due 5/17/2012, 0.000%	10,000,000
5,000,000	United States Treasury Bills due 5/17/2012, 0.061% ++	4,999,864
2,500,000	United States Treasury Bills due 5/17/2012, 0.035% ++	2,499,961
5,500,000	United States Treasury Bills due 6/7/2012, 0.080% ++	5,499,548
2,500,000	United States Treasury Bills due 6/7/2012, 0.049% ++	2,499,872
5,000,000	United States Treasury Bills due 6/14/2012, 0.069%	4,999,572
10,000,000	United States Treasury Bills due 6/21/2012, 0.050%	9,999,292
3,000,000	United States Treasury Bills due 6/21/2012, 0.079% ++	2,999,664
2,500,000	United States Treasury Bills due 7/5/2012, 0.065% ++	2,499,707
5,000,000	United States Treasury Bills due 7/12/2012, 0.055%	4,999,250
5,000,000	United States Treasury Bills due 7/12/2012, 0.075%	4,999,350
		93,995,177
Shares
	MONEY MARKET FUND - 21.7%
26,645,875	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.20% **^ ++	26,645,875

	TOTAL SHORT-TERM INVESTMENTS (Cost $120,641,152)	120,641,052

	TOTAL INVESTMENTS - 99.0% (Cost $121,641,152) (a)	$ 121,517,565
	OTHER ASSETS & LIABILITIES -1.0%	1,219,691
	TOTAL NET ASSETS - 100.0%	$ 122,737,256

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(123,487)
	Net Unrealized Depreciation:	$ (123,487)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2012.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
4	Australian Dollar	Jun-12	$ 414,720	$ (10,105)
7	British Pound	Jun-12	710,019	-
2	Canadian Dollar	Jun-12	202,340	-
26	Corn ++	Jul-12	824,525	(52)
22	Crude Oil ++	Aug-12	2,322,100	220
6	Gasoline RBOB ++	Jul-12	777,218	25
6	Heating Oil ++	Jul-12	802,872	(25)
18	Soybean ++	Jul-12	1,354,950	1,197
11	US 10 Year Note	Sep-12	1,442,551	1,107
10	US Long Bond	Sep-12	1,421,250	1,650
16	Wheat ++	Jul-12	523,600	24

	Net Unrealized Loss from Open Long Futures Contracts			$ (5,959)

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(11)	Cocoa ++	Jul-12	$ 244,090	$ 3,205
(3)	Coffee ++	Jul-12	201,994	45,394
(12)	Copper ++	Jul-12	(1,148,850)	5,825
(5)	Cotton ++	Jul-12	223,500	16,263
(15)	Euro FX	Jun-12	2,482,500	(7,875)
(5)	Gold ++	Oct-12	834,300	(70)
(15)	Japanese Yen	Jun-12	2,350,500	(20,250)
(8)	Lean Hogs ++	Aug-12	280,320	(224)
(9)	Live Cattle ++	Aug-12	418,320	144
(48)	Natural Gas ++	Aug-12	1,181,760	(110)
(3)	Silver ++	Jul-12	465,240	22,860
(17)	Swiss Franc	Jun-12	2,343,238	(213)
(10)	World Sugar # 11 ++	Jul-12	236,544	(224)

	Net Unrealized Gain from Open Short Futures Contracts			$ 64,725

	Net Unrealized Gain from Open Futures Contracts			$ 58,766

				Unrealized
				Gain / (Loss)
	LONG SWAP ++
	TVICER Swap, RBS Securities, Inc. - May 10, 2012
	to receive appreciation of index plus dividends vs. depreciation of index			$ (290,444)

	Total Net Unrealized Loss on Swap			$ (290,444)
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2012 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 04/30/2012
Commodity contracts	$ 94,452
Equity contracts	(290,444)
Foreign exchange contracts	(38,443)
Interest rate contracts	2,757
Total	$ (231,678)

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 876,513	$ -	$ 876,513
Variation Margin-Open Futures Contracts	-	58,766	-	58,766
Short-Term Investments	26,645,875	93,995,277	-	120,641,152
Total	$ 26,645,875	$ 94,930,556	$ -	$ 121,576,431
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 290,444	$ -	$ 290,444
Total	$ -	$ 290,444	$ -	$ 290,444

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFTF") with Arrow MFT Fund Limited ("AMFT-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFT-CFC utilizes commodity based derivative products to facilitate AMFTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30,2012	% of Fund Net Assets at April 30, 2012
AMFT-CFC	11/6/09	$28,295,931	23.05%

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED NOTES - 0.5%
	COMMODITY - 0.5%
1,438	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 60,569
49	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	2,406
467	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	8,341
70	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	3,399
72	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	1,958
97	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	8,757
66	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	4,141
	TOTAL EXCHANGE TRADED NOTES (Cost $92,325)	89,571

	SHORT-TERM INVESTMENTS - 88.4%
	MUTUAL FUND - 13.4%
2,322,473	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.20% ** ^ ++	2,322,473

Principal
	U.S. TREASURIES - 75.0%***
$ 1,000,000	United States Treasury Bills due 5/3/2012, 0.053% ^	999,997
2,000,000	United States Treasury Bills due 5/3/2012, 0.083% ^	1,999,990
2,000,000	United States Treasury Bills due 5/10/2012, 0.035% ^	1,999,983
2,000,000	United States Treasury Bills due 5/17/2012, 0.040% ^	1,999,964
2,000,000	United States Treasury Bills due 5/24/2012, 0.075% ^	1,999,904
1,500,000	United States Treasury Bills due 6/7/2012, 0.055% ^	1,499,915
1,000,000	United States Treasury Bills due 6/7/2012, 0.060% ^	999,938
1,500,000	United States Treasury Bills due 6/21/2012, 0.060% ^	1,499,873
		12,999,564

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,322,037)	15,322,037

	TOTAL INVESTMENTS - 88.9% (Cost $15,414,362) (a)	$ 15,411,608
	OTHER ASSETS & LIABILITIES - 11.1%	1,919,190
	TOTAL NET ASSETS - 100.0%	$ 17,330,798

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,506
	Unrealized Depreciation:	(4,260)
	Net Unrealized Depreciation:	$ (2,754)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2012.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures contracts.
++ All or a portion of this investment is a holding of the ACT Fund Limited.

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss) +
15	Cocoa	Dec-12	$ 336,450	$ (104,600)
14	Coffee	Dec-12	973,088	(396,544)
15	Copper	Dec-12	1,435,125	(99,300)
14	Corn	Dec-12	380,275	(61,615)
15	Cotton	Dec-12	652,200	(69,048)
15	Crude Oil	Dec-12	1,588,950	156,440
14	Gasoline RBOB	Dec-12	1,653,221	(33,510)
15	Gold	Dec-12	2,506,200	(197,560)
14	Heating Oil	Dec-12	1,884,070	(35,149)
15	Lean Hogs	Dec-12	469,200	(34,770)
14	Live Cattle	Dec-12	694,680	(55,301)
14	Natural Gas	Mar-13	465,640	(152,830)
15	Silver	Dec-12	2,335,875	(649,510)
15	Soybean	Nov-12	1,035,750	46,100
15	Wheat	Dec-12	516,000	(96,833)
15	World Sugar # 11	Mar-13	375,816	(41,579)

	Net Unrealized Loss from Open Long Futures Contracts			$ (1,825,609)

+ The amount represents fair value of derivative instruments subject to commodity risk exposure as of April 30, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 89,571	$ -	$ -	$ 89,571
Short-Term Investments	2,322,473	12,999,564	-	15,322,037
Total	$ 2,412,044	$ 12,999,564	$ -	$ 15,411,608
Liability	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	1,825,609	$ -	$ -	$ 1,825,609
Total	$ 1,825,609	$ -	$ -	$ 1,825,609

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2012	% of Fund Net Assets at April 30, 2012
ACS-CFC	1/3/11	$2,479,238	14.31%

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

6/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

6/29/12

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/29/12